Financial Risks Management	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Financial Risks Management	FINANCIAL RISKS MANAGEMENT
The Group may be exposed to the following risks arising from financial instruments: foreign exchange risk, interest rate risk, liquidity risk and credit risk.
Foreign exchange risk
The Group's overall exposure to the foreign exchange risk depends, in particular, on:
•the currencies in which it receives its revenues;
•the currencies chosen when agreements are entered into, such as licensing agreements, or co-marketing or co-development agreements;
•the location of clinical trials on drug or biomarker candidates;
•the ability, for its co-contracting parties to indirectly transfer foreign exchange risk to the Company;
•the Group’s foreign exchange risk policy; and
•the fluctuation of foreign currencies against the euro.
Given the significant portion of its operations denominated in US dollars, the Company has chosen to limit conversions into euros from its US dollars reserves, which resulted from funds received from the listing of its securities on the Nasdaq in March 2019 in US dollars. The Company has not entered into hedging agreements, opting instead to use its cash in US dollars to meet expenses denominated in said currency through 2025.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2022, 2023 and 2024.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/12/31	2024/12/31
Cash and cash equivalents denominated in US dollars	34,192	22,023	10,800
Equivalent in euros, on the basis of the exchange rate described below	32,057	19,930	10,395
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	35,619	22,145	11,550
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	29,143	18,119	9,450

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/12/31	2024/12/31
Expenses denominated in US dollars	14,884	15,326	11,706
Equivalent in euros, on the basis of the exchange rate described below	13,955	13,870	11,268
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	15,506	15,411	12,520
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	12,686	12,609	10,244

2024/12/31 : Equivalent in euros, on the basis of 1 euro = 0,96256 dollars US
2023/12/31 : Equivalent in euros, on the basis of 1 euro = 0,90498 dollars US
2022/12/31 : Equivalent in euros, on the basis of 1 euro = 0,93756 dollars US

The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in Swiss Francs to a variation of 10% of the Swiss Franc against the euro in 2024.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/12/31	2023/12/31	2024/12/31
Cash and cash equivalents denominated in CH franc	2,321	1,111	614
Equivalent in euros, on the basis of the exchange rate described below	2,357	1,200	652
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	2,618	1,333	724
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	2,142	1,091	593

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2022/12/31	2023/12/31	2024/12/31
Expenses denominated in CH franc	2,016	4,678	2,987
Equivalent in euros, on the basis of the exchange rate described below	2,048	5,052	3,174
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	2,275	5,614	3,526
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	1,862	4,593	2,885

2024/12/31 : Equivalent in euros, on the basis of 1 euro = 1,06247 CH franc
2023/12/31 : Equivalent in euros, on the basis of 1 euro = 1,07991 CH franc
2022/12/31 : Equivalent in euros, on the basis of 1 euro = 1,01554 CH franc

The following table shows the Group's cash and cash equivalent and financial assets by currency (EUR, USD, CHF).

Cash, cash equivalents and financial assets	As of
(in € thousands)	2023/12/31	2024/12/31
At origin, denominated in EUR
Cash and cash equivalents	56,593	70,707
Current and non current financial assets	4,095	3,035
Total	60,689	73,742
At origin, denominated in USD
Cash and cash equivalents	19,931	10,395
Current and non current financial assets	15	16
Total	19,946	10,411
At origin, denominated in CHF
Cash and cash equivalents	1,200	652
Current and non current financial assets	14	14
Total	1,214	666
Total, in EUR
Cash and cash equivalents	77,789	81,788
Current and non current financial assets	4,125	3,065
Total	81,913	84,853
Interest rate risk
As of December 31, 2024, the Group was only liable for bank loans denominated in euros with no interest or interest at a fixed rate, generally below market rate.
As of December 31, 2023 and 2024, the Group's financial liabilities totaled €70.2 million and €62.1 million respectively (net of the equity component of the convertible loan and debt issue costs). Current borrowings are at a fixed rate. The Group's exposure to interest rate risk through its financial assets is also insignificant since these assets are mainly euro-denominated Undertakings for the Collective Investment of Transferable Securities (UCITs), medium-term negotiable notes or term deposits with progressive rates denominated in euros or US dollars.
Liquidity risk
The Group's loans and borrowings mainly consist of bonds convertible or exchangeable into new or existing shares (OCEANE), repayable for an nominal amount of €56.3 million on October 16, 2025, and bank loans. See Note 20 - "Loans and borrowings" for additional information.
The Group has conducted a specific review of its liquidity risk and considers that it is able to meet its future maturities. On December 31, 2023 and 2024, we had €77,789 and €81,788 respectively, in cash and cash equivalents.
The Group does not believe it is exposed to short-term liquidity risk. The Company believes that its cash and cash equivalents are sufficient to ensure its financing for the next 12 months, in light of its current projects and obligations.
If the Group's funds are insufficient to cover any additional financing needs, the Group would require additional financing. The conditions and arrangements for any such new financing would depend, among other factors, on economic and market conditions that are beyond the Group's control.
Credit risk
Credit risk is the risk of financial loss if a customer or counterparty to a financial asset defaults on their contractual commitments. The Group is exposed to credit risk due to trade receivables and other financial assets.
The Group's policy is to manage this risk by transacting with third parties with good credit standards.